Leases - Additional Information (Details) m² in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2020 m²	Aug. 31, 2016 ft²
Lessee Lease Description [Line Items]
Area of real estate property | m²			6,478
Restricted cash	$ 405	$ 405
Operating lease term			18 months
Operating Lease, Expense	$ 1,900	$ 2,000
CALIFORNIA | Eight Years [Member]
Lessee Lease Description [Line Items]
Area of real estate property | ft²				32,813
Operating lease month of expiry of lease	2025-04
Restricted cash	$ 400